INCOME TAXES - Deferred Income Tax Balances (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets, gross	$ 2,015	$ 1,410
Deferred income tax liabilities, gross	(7,866)	(5,898)
Deferred income tax assets	160	124
Deferred income tax liabilities	(6,011)	(4,612)
Net deferred income tax liabilities	(5,851)	(4,488)	$ (4,508)
Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets, gross	1,731	1,002
Net deferred income tax liabilities	1,731	999	$ 397
Deferred tax assets recognized based on future projected profits	150	80
Financial instruments and other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets, gross	284	408
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities, gross	(5,472)	(3,367)
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities, gross	(2,316)	(2,458)
Investment in associates and investment properties
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax liabilities, gross	$ (78)	$ (73)